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                          DIRECTOR M ACCESS (SERIES I)

                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-119419

   SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

HARTFORD HIGH YIELD HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(*) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

HARTFORD FOCUS HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted.

THE MINIMUM TOTAL ANNUAL FUND OPERATING EXPENSE REFLECTED IN THE TABLE IMMEDIATELY PRECEDING THE ANNUAL FUND OPERATING EXPENSES TABLE IN YOUR PROSPECTUS IS DELETED AND REPLACED WITH 0.32%.

HARTFORD INDEX HLS FUND: The information for this Fund in the Annual Fund Operating Expenses table and its corresponding footnote are deleted and replaced with the following information:

                                                12B-1                             TOTAL                                 TOTAL NET
                                            DISTRIBUTION                         ANNUAL          CONTRACTUAL FEE         ANNUAL
                                               AND/OR                             FUND             WAIVERS OR             FUND
                           MANAGEMENT         SERVICING          OTHER          OPERATING            EXPENSE            OPERATING
FUND                          FEES              FEES           EXPENSES         EXPENSES         REIMBURSEMENTS         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS             0.30  %(i)         N/A             0.02  %          0.32  %              N/A                0.32  %
 Fund -- Class IA

(i) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this Fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

HARTFORD EQUITY INCOME HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted.

HARTFORD MONEY MARKET HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(ii) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6008